Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance lease cost
Amortization of right-of-use assets	$ 1,528	$ 1,667	$ 1,667
Interest on lease liabilities	947	1,040	1,124
Total finance lease cost	2,475	2,707	2,791
Operating lease cost	59,213	52,909	53,127
Total lease cost	61,688	55,616	55,918
Cash paid for amounts Included in the Measurement of Lease Liabilities
Operating cash flows from finance leases	947	1,040	1,124
Operating cash flows from operating leases	58,117	50,672	50,503
Financing cash flows from finance leases	1,749	1,584	1,430
Assets Obtained in Exchange for Lease Liabilities
Right-of-use assets obtained in acquisitions	0	0	56,315
Right-of-use assets obtained in exchange for new operating lease liabilities	51,357	64,385	27,720
Total assets obtained in exchange for new operating lease liabilities	$ 51,357	$ 64,385	$ 84,035
Weighted-Average Remaining Lease Term (in Years)
Finance leases	6 years 6 months	7 years 6 months	8 years 6 months
Operating leases	6 years 2 months 12 days	6 years 7 months 6 days	6 years 10 months 24 days
Weighted-Average Discount Rate
Finance leases	5.60%	5.60%	5.60%
Operating leases	6.90%	6.80%	5.50%